CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (76,758)	$ (275,006)	$ (125,328)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,220	8,361	14,342
Share-based compensation	30,798	127,003	3,254
Losses (gains) from disposal of property and equipment	16	(36)	1,124
Realized gains from investments	(20,313)	(5,697)	(2,993)
Deferred income tax			(120)
Changes in fair value of warrants liability		(5,617)	3,030
Changes in fair value of trading securities	(128,031)	21,285	4,727
Unrealized foreign exchange losses (gains)	(3,750)	550	681
Non-cash lease expenses	6,456	6,238	5,515
Changes in operating assets and liabilities:
Accounts receivable	4,014	2,016	(16,367)
Amounts due from related parties	(3,016)	(2,672)	5,625
Prepaid expenses and other current assets	11,068	(9,857)	(5,027)
Other non-current assets	(1,793)	3,739	302
Accounts payable and other current liabilities	14,162	23,220	(1,149)
Right-of-use assets	(6,249)	(11,377)	(3,424)
Operating lease liabilities, current and non-current	1,739	7,206	345
Other non-current liabilities	482	(114)	42
Net cash used in operating activities	(164,955)	(110,758)	(115,421)
Cash flows from investing activities:
Purchases of property, equipment and software	(43,875)	(11,397)	(5,091)
Purchases of short-term investments	(816,653)	(513,596)	(66,088)
Proceeds from the sales and maturities of short-term investments	336,874	488,643	172,214
Prepayment for long-term investments		(52,823)
Purchases of long-term investments	(414,302)	(113,842)	(15,000)
Proceeds from the sales and maturities of long-term investments	48,772	21,696	49,590
Loans to third parties	(13,512)
Proceeds from repayment of loans to third parties	13,532
Proceeds from disposal of property and equipment	4	52	869
Net cash provided by (used in) investing activities	(889,160)	(181,267)	136,494
Cash flows from financing activities:
Net proceeds from issuance of Series D convertible redeemable preferred shares			104,006
Proceeds from issuance of Class A ordinary shares upon the completion of the IPO and the CPP, net of issuance cost of $9,442		408,404
Proceeds from issuance of Class A ordinary shares upon the completion of Dual Primary Listing, net of issuance cost of $7,973	829,351
Payments for finance lease liabilities	(971)	(1,015)	(1,061)
Proceeds from discounting notes receivable	2,795
Payments for loans in connection to warrant issuance			(3,829)
Repurchase/Settlement of RSUs	(12,638)		(3,558)
Proceeds from exercise of share options	2,626	0
Dividends distribution to a non-controlling shareholder	(6,435)
Payment for the repurchase of ordinary shares			(994)
Payment for the repurchase of Series A convertible redeemable preferred shares			(4,800)
Proceeds from shares sold on behalf of employees	105
Net cash provided by financing activities	814,833	407,389	89,764
Effect of exchange rate changes on cash and cash equivalents	(1,177)	(5,397)	(3,150)
Increase (decrease) in cash and cash equivalents	(240,459)	109,967	107,687
Cash, cash equivalents and restricted cash at beginning of year	536,172	426,205	318,518
Cash, cash equivalents and restricted cash at end of year	295,713	536,172	426,205
Cash and cash equivalents	293,489	535,976	425,960
Restricted cash	2,224	196	245
Cash, cash equivalents and restricted cash at end of year	295,713	536,172	426,205
Supplemental disclosure of cash flow information
- Cash paid for income tax		1	434
Non-cash investing and financing activities
- Payable for purchase of property and equipment, and not paid yet	$ 11,819	$ 148	212
- Accounts receivable settled in shares			$ 10,000